DEPOSITS	12 Months Ended
Jun. 30, 2015
Deposit Liabilities [Abstract]
DEPOSITS

6. DEPOSITS

The balances of deposit accounts at June 30, were as follows:

	2015	2014
	(In thousands)
Demand deposits	$59,854	$53,021
NOW accounts	92,463	86,636
Regular savings	68,804	63,993
Money market accounts	17,238	18,047
Club accounts	259	260
	238,618	221,957

Certificate accounts maturing in the years ending June 30:
2015	-	59,532
2016	53,966	21,101
2017	23,488	21,030
2018	14,139	8,329
2019	15,816	15,307
2020	11,614	-
	119,023	125,299

Total deposits	$357,641	$347,256

The aggregate amount of time deposits of $100,000 or more as of June 30, 2015 and 2014 was $58,470,000 and $61,244,000, respectively.